RELATED PARTY TRANSACTIONS - Schedule of Nature of Relationships (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Due to related party	$ 2,690,132	$ 1,776,888
Accounts payables, related parties	655,970	132,136
Accounts receivables, related parties	7,319,298	3,178,800
Advance to suppliers, related parties	0	1,284,785
Other receivables, related parties	$ 14,738	14,300
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Xiangze
Accounts payables, related parties	$ 655,970	132,136
Advance to suppliers, related parties	0	613,585
Other receivables, related parties	$ 14,738	14,300
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Lingyi Kong
Wenzhou Leiling Technology Development Co. Ltd. (“Leiling”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity with Shengling Xiang as legal representative
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity with Lingyi Kong as legal representative
Advance to suppliers, related parties	$ 0	671,200
Zhejiang Rayak Technology Co. Ltd. (“Rayak Tech”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 85% owned by Shengling Xiang and 15% owned by Zhejiang Leiya Electronics Co., Ltd.
Due to related party	$ 618,682	564,868
Accounts receivables, related parties	$ 7,319,298	3,178,800
Chuanlong Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Relative of Lingyi Kong; former controlling shareholder of New Focus
Erayak International Limited (“Erayak International”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Lingyi Kong
Shengling Xiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Executive and legal rep of the Company
Lingyi Kong [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling shareholder of the Company
Due to related party	$ 2,071,450	$ 1,212,020
Chunhua Xiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Relative of Lingyi Kong